Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Accounts Receivable and Other Receivables (Detail) - MXN ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and Other Receivables [Line Items]
Total customers, net	$ 113,476,185	$ 107,117,145
Domestic customers, net
Trade and Other Receivables [Line Items]
Total customers, net	72,378,073	69,979,713
Export customers, net
Trade and Other Receivables [Line Items]
Total customers, net	$ 41,098,112	$ 37,137,432